UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE  68130

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 59.9%
	BEVERAGES - 1.7%
93,000	SkyPeople Fruit Juice, Inc. *			$ 148,800

	COMMERCIAL SERVICES - 6.4%
19,570	Clean Energy Feuls Corp. *			257,737
240,000	Hooper Holmes, Inc. *			153,600
119,686	Rainmaker Systems, Inc. *			142,426
				553,763
	COMPUTERS - 6.4%
15,000	Cisco Systems, Inc.			286,350
16,000	Dell, Inc.			157,760
500	International Business Machines Corp.			103,725
				547,835
	CONSUMER - 0.9%
7,000	Nutrisystem, Inc.			73,710

	FOREST PRODUCTS & PAPER - 1.4%
1,500	Domtar Corp.			117,435

	INTERNET - 4.7%
200	Google, Inc. - Cl. A *			150,900
16,000	Yahoo! Inc. *			255,600
				406,500
	MINING - 3.2%
20,000	Labrador Iron Mines Holdings Ltd. *			22,563
2,000	Silver Wheaton Corp.			79,420
69,500	Sprott Resource Lending Corp.			98,690
4,000	Yamana Gold, Inc.			76,440
				277,113
	MISCELLANEOUS MANUFACTURING - 0.1%
19,991	Eastman Kodak Co. *^			3,718

	OFFICE/BUSINESS EQUIPMENT - 2.7%
32,000	Xerox Corp.			234,880

	OIL & GAS - 17.3%
46,000	Advantage Oil & Gas Ltd. *			172,500
4,000	Canadian Oil Sands Ltd.			85,480
2,000	Conoco Phillips			114,360
157,301	Constellation Energy Partners LLC *			199,757
1,500	Devon Energy Corp.			90,750
11,000	Enerplus Corp.			182,710
1,200	Occidental Petroleum Corp.			103,272
10,000	Pace Oil & Gas Ltd. *			29,000
20,250	Pengrowth Energy Corp.			136,485
10,825	PostRock Energy Corp. *			18,511
3,800	Texas Pacific Land Trust			207,480
66,942	US Energy Corp. Wyoming *			143,925
				1,484,230
	PHARMACEUTICALS - 1.5%
3,700	Bristol-Myers Squibb Co.			124,875

	REITS - 0.9%
2,500	Mack Cali Realty Corp.			66,500
1,000	Medical Properties Trust, Inc.			10,450
				76,950
	SEMICONDUCTORS - 4.5%
20,000	Micron Technology, Inc. *			119,700
8,500	OmniVision Technologies, Inc. *			118,618
250	Samsung Electronics Co. Ltd. - GDR			150,500
				388,818
	SOFTWARE - 2.4%
7,000	Microsoft Corp.			208,460

	TELECOMMUNICATIONS - 5.8%
5,000	AT&T, Inc.			188,500
11,125	Telecom Argentina SA - ADR			111,361
4,400	Verizon Communications, Inc.			200,508
				500,369

	TOTAL COMMON STOCK (Cost - $5,652,341)			5,147,456

	CLOSED-END FUNDS - 13.7%
	DEBT FUNDS - 6.2%
11,000	Aberdeen Global Income Fund, Inc.			155,320
13,000	Cohen & Steers Infrastructure Fund, Inc.			236,860
7,900	First Asset Diversified Convertible Debenture Fund			140,432
				532,612
	COMMODITY FUND - 1.7%
6,000	Central Fund of Canada Ltd.			142,860

	EQUITY FUND - 2.5%
17,000	S&P Quality Rankings Global Equity Managed Trust			215,900

	OIL & GAS FUND - 3.3%
11,193	Tortoise MLP Fund, Inc.			283,743

	TOTAL CLOSED-END FUNDS (Cost - $1,035,492)			1,175,115

	EXCHANGE TRADED FUNDS - 8.9%
	COMMODITY FUNDS - 3.9%
1,714	Global X Lithium ETF			26,481
7,000	PowerShares DB Agriculture Fund *			205,870
7,000	Sprott Physical Gold Trust *			106,400
				338,751
	CURRENCY & CASH FUND - 1.8%
6,000	WisdomTree Dreyfus Chinese Yuan Fund			152,280

	EQUITY FUND - 3.2%
10,000	iPath S&P 500 VIX Short-Term Futures ETN *			90,100
5,500	ProShares Short Dow30 *			187,055
				277,155

	TOTAL EXCHANGE TRADED FUNDS (Cost - $801,024)			768,186

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 0.3%
	MISCELLANEOUS MANUFACTURING - 0.3%
250,000	Eastman Kodak Co. *^ (Cost - $224,687)	7.0000	4/1/2017	29,687

	TOTAL INVESTMENTS - 82.8% (Cost - $7,713,544) (a)			$ 7,120,444
	OTHER ASSETS AND LIABILITIES - NET - 17.2%			1,478,382
	TOTAL NET ASSETS - 100.0%			$ 8,598,826

* Non-Income producing security.

 ^ Represents issuer in default on interest payments; non-interest producing security. On January 19, 2012, Eastman Kodak filed for bankruptcy protection, and previously accrued interest has been written off.

REIT - Real Estate Investment Trust
MLP - Master Limited Partnership
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 613,674
	Unrealized depreciation			(1,206,774)
	Net unrealized depreciation			$ (593,100)

Contracts
	WRITTEN OPTIONS - (0.1)%			Fair Value
	CALL OPTIONS
2	Google, Inc.			$ 6,720
5	International Business Machines Corp.			1,305
20	iPath S&P 500 VIX Short-Term Futures ETN			400
	TOTAL WRITTEN OPTIONS - (Premiums received - $10,714)			$ 8,425

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,147,456	$ -	$ -	$ 5,147,456
Closed End Funds	1,175,115	-	-	1,175,115
Exchange Traded Funds	768,186		-	768,186
Bonds & Notes	-	29,687	-	29,687
Total	$ 7,090,757	$ 29,687	$ -	$ 7,120,444
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 8,425	$ -	$ -	$ 8,425
Total	$ 8,425	$ -	$ -	$ 8,425

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

When the Fund writes an option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/27/2012